                               OppenheimerFunds, Inc.
                            Two World Financial Center
                                225 Liberty Street
                           New York, New York 10281-1008

Garrett Broadrup
 Vice President &
   Assistant Counsel

August 28, 2008

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

         Re:      Oppenheimer International Value Fund of
                  Oppenheimer International Value Trust (the "Registrant")
                  File No. 811- 21369 Reg. 333-105970

To the Securities and Exchange Commission:

     Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended (the
"Securities  Act"), I hereby represent that the form of Prospectus and Statement of  Additional  Information  that would have been filed  pursuant to Rule 497(c)
under the  Securities  Act  would  not have  differed  from  that  contained  in
Post-Effective  Amendment No. 6 to the  Registrant's  Registration  Statement on
Form N-1A,  which was filed  electronically  with the  Securities  and  Exchange
Commission on August 26, 2008.

                                                Sincerely,

                                                /s/Garrett Broadrup
                                                --------------------------------
                                                Garrett Broadrup
                                                303.768.6127
                                                gbroadrup@oppenheimerfunds.com

Attachments

cc:   Kramer Levin Naftalis & Frankel LLP
      Ms. Nancy Vann
      Ms. Gloria LaFond